Taxation - Statutory tax rate (Details)	12 Months Ended
Dec. 31, 2018
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	30.00%
Argentina | Years 2018 and 2019
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	30.00%
Applicable dividend tax rate	7.00%
Argentina | From years 2020 onwards
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	25.00%
Applicable dividend tax rate	13.00%
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	34.00%
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	25.00%
SPAIN
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	25.00%
LUXEMBOURG
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	26.00%